FINANCIAL INSTRUMENTS - Schedule of Monetary Assets and Liabilities Currency Risk Fluctuations (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 CAD ($)
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ 484			$ 655
Foreign currency rate	1.3533	1.3533	1.3533	1.3533
Impact of 10% change in foreign currency rate				$ 66
United States of America, Dollars | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ 646
United States of America, Dollars | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ (162)
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities		£ 534		$ 893
Foreign currency rate	1.6726	1.6726	1.6726	1.6726
Impact of 10% change in foreign currency rate				$ 89
United Kingdom, Pounds | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		£ 616
United Kingdom, Pounds | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		£ (82)
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities			€ 165	$ 243
Foreign currency rate	1.4708	1.4708	1.4708	1.4708
Impact of 10% change in foreign currency rate				$ 24
Euro Member Countries, Euro | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			€ 762
Euro Member Countries, Euro | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			€ (597)